1. Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
1. Summary of Significant Accounting Policies

note 1 - summary of significant accounting policies

The summary of significant accounting policies of Perko Worldwide Corp (the Company) is presented to assist in the understanding of the Company’s financial statements. The financial statements and notes are representations of the Company’s management, who is responsible for their integrity and objectivity.

History and organization – Perko Worldwide Corp was incorporated in Delaware on August 4, 2003 and maintains its corporate office in Fort Lauderdale, Florida. The Company was organized for the purpose of developing and building a patented revolutionary type of high-speed roll on/roll off container cargo transportation vessel in logistics, cargo shipping, and international travel in decades and is looking to truly change the way business moves freight around the world. As of December 31, 2014, operations have not commenced.

Basis of presentation – The accompanying financial statements are presented in accordance with the accounting principles generally accepted in the United States of America.

Unaudited interim financial statements – The accompanying interim balance sheets as of March 31, 2015 and 2014, the interim statements of income and cash flows for the three months ended March 31, 2015 and 2014 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the audited financial statements, and in management’s opinion, includes all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2015 and 2014, and its results of operations and cash flows for the three months ended March 31, 2015 and 2014. The financial data and other financial information disclosed in the notes to these interim financial statements related to the three months periods are also unaudited. The results of operations for the three months ended March 31, 2015 and 2014 are not necessarily indicative of the results to be expected for the full fiscal year or any other period.

Basis of accounting – The accompanying financial statements have been prepared on the accrual method of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) generally accepted in the United States. The significant accounting policies followed in the preparation of the financial statements, on a consistent basis are:

Cash and cash equivalents – For purposes of the statement of cash flows, the Company considers all short-term securities purchased with a maturity of three months or less to be cash equivalents. The Company had no cash equivalents as of March 31, 2015 and 2014.

Use of estimates – Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, and the reported revenues and expenses during the reporting period. Actual results could vary from the estimates that were used.

Certain accounting estimates are particularly sensitive because of their significance to the financial statements and because of the possibility that future events affecting them may differ significantly from those expected. The most sensitive estimates affecting the financial statements was the Management’s estimate of the useful lives of intangible assets is based on the length of time it is believed that those assets will provide some economic benefit in the future.

Intangibles – The Company accounts for intangible assets in accordance with generally accepted accounting principles. Under generally accepted accounting principles, intangible assets with estimated useful lives are amortized over their respective estimated useful life and periodically tested for impairment. Patents are being amortized over 20 years under the straight-line method, the term of protection available which gives the Company exclusive rights to use the intellectual property for a minimum of twenty years.

Income taxes – The Company accounts for income taxes in accordance with generally accepted accounting principles which requires the use of the liability method of accounting for income taxes. Accordingly, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s taxable income for Federal and State income tax reporting purposes.

The Company has adopted FASB ASC 740-10-25, Accounting for Uncertainty in Income Taxes. The Company will record a liability for uncertain tax positions when it is more likely than not that a tax position would not be sustained if examined by the taxing authority. The Company continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures.

The Company’s income tax filings are subject to examination by the appropriate tax jurisdictions. As of December 31, 2014, the Company’s federal and state tax returns generally remain open for the last three years.

For the periods ended March 31, 2015 and 2014, no income has been generated. Therefore, no provision for income taxes has been made.

Development stage company – The Company is considered a development stage company, with no operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915. Since inception, the Company has incurred an operating loss of $558,060. The Company’s working capital has been generated through advances from the founder of the Company and issuance of stocks. Management has provided financial data in the financial statements, as a means to provide readers of the Company’s financial information to be able to make informed investment decisions.

note 1 - summary of significant accounting policies

The summary of significant accounting policies of Perko Worldwide Corp (the Company) is presented to assist in the understanding of the Company’s financial statements. The financial statements and notes are representations of the Company’s management, who is responsible for their integrity and objectivity.

History and organization – Perko Worldwide Corp was incorporated in Delaware on August 4, 2003 and maintains its corporate office in Fort Lauderdale, Florida. The Company was organized for the purpose of developing and building a patented revolutionary type of high-speed roll on/roll off container cargo transportation vessel in logistics, cargo shipping, and international travel in decades and is looking to truly change the way business moves freight around the world. As of December 31, 2014, operations have not commenced.

Basis of presentation – The accompanying financial statements are presented in accordance with the accounting principles generally accepted in the United States of America.

Basis of accounting – The accompanying financial statements have been prepared on the accrual method of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) generally accepted in the United States. The significant accounting policies followed in the preparation of the financial statements, on a consistent basis are:

Cash and cash equivalents – For purposes of the statement of cash flows, the Company considers all short-term securities purchased with a maturity of three months or less to be cash equivalents. The Company had no cash equivalents as of December 31, 2014 and 2013.

Use of estimates – Management uses estimates and assumptions in preparing these financial statements in accordance with generally accepted accounting principles in the United States of America. Those estimates and assumptions affect the reported amounts of assets and liabilities, and the reported revenues and expenses during the reporting period. Actual results could vary from the estimates that were used.

Certain accounting estimates are particularly sensitive because of their significance to the financial statements and because of the possibility that future events affecting them may differ significantly from those expected. The most sensitive estimates affecting the financial statements was the Management’s estimate of the useful lives of intangible assets is based on the length of time it is believed that those assets will provide some economic benefit in the future.

Intangibles – The Company accounts for intangible assets in accordance with generally accepted accounting principles. Under generally accepted accounting principles, intangible assets with estimated useful lives are amortized over their respective estimated useful life and periodically tested for impairment. Patents are being amortized over 20 years under the straight-line method, the term of protection available which gives the Company exclusive rights to use the intellectual property for a minimum of twenty years.

Income taxes – The Company accounts for income taxes in accordance with generally accepted accounting principles which requires the use of the liability method of accounting for income taxes. Accordingly, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s taxable income for Federal and State income tax reporting purposes.

PERKO WORLDWIDE CORP

(A DEVELOPMENT STAGE COMPANY)

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 and 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company has adopted FASB ASC 740-10-25, Accounting for Uncertainty in Income Taxes. The Company will record a liability for uncertain tax positions when it is more likely than not that a tax position would not be sustained if examined by the taxing authority. The Company continually evaluates expiring statues of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures.

The Company’s income tax filings are subject to examination by the appropriate tax jurisdictions. As of December 31, 2014, the Company’s federal and state tax returns generally remain open for the last three years.

For the years ended December 31, 2014 and 2013, no income has been generated. Therefore, no provision for income taxes has been made.

Development stage company – The Company is considered a development stage company, with no operating revenues during the periods presented, as defined by FASB Accounting Standards Codification ASC 915. Since inception, the Company has incurred an operating loss of $512,008. The Company’s working capital has been generated through advances from the founder of the Company and issuance of stocks. Management has provided financial data in the financial statements, as a means to provide readers of the Company’s financial information to be able to make informed investment decisions.

Advertising – The Company expenses advertising costs as they are incurred. Advertising expense amounted to $0 and $2,786 for the years ended December 31, 2014 and 2013, respectively.

Recent accounting pronouncement – Management has considered recent accounting pronouncement deemed applicable to the financial statements as follows:

In June of 2014, the FASB issued ASU 2014-10, “Development Stage Entities: Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation”. The amendments in this update affect entities that are development stage entities under U.S. GAAP. A development stage entity is defined in the Master Glossary of the Accounting Standards Codification as follows: An entity devoting substantially all of its efforts to establishing a new business and for which either of the following conditions exists:

a. Planned principal operations have not commenced.

b. Planned principal operations have commenced, but there has been no significant revenue therefrom.

This update applies to the Company as no significant revenue has been received, although there will be no significant impact on the financial statements since the amendments eliminate the requirements for development stage entities to (1) present inception-to-date information in the statements of income, cash flows, and shareholder equity, (2) label the financial statements as those of a development stage entity, (3) disclose a description of the development stage activities in which the entity is engaged, and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. This amendment will become effective as of December 15, 2014 for the Company.